1. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Earnings Available to Common Shareholders
Basic earnings per common share	$ 4,783	$ 3,766	$ 447
Effect of dilutive securities, Stock options	0	0	0
Diluted earnings per common share	$ 4,783	$ 3,766	$ 447
Common Shares
Basic earnings per common share (in shares)	5,559,401	5,542,548	5,539,308
Effect of dilutive securities, Stock options (in shares)	3,206	1,301	4,107
Diluted earnings per common share (in shares)	5,562,607	5,543,849	5,543,415
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.86	$ 0.68	$ 0.08
Diluted earnings per common share (in dollars per share)	$ 0.86	$ 0.68	$ 0.08